Short-Term Bank Credit And Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 0	$ 181
Short Term Bank Credit
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 0	$ 181
Interest rate, minimum	3.42%
Interest rate, maximum	5.00%